UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 9/30/2017

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2017 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.7%

Consumer Discretionary – 13.1%
Auto Components - 1.5%
Fox Factory Holding [1]	5,300	$228,430
Motorcar Parts of America [1]	54,800	1,614,408
Sebang Global Battery	50,500	1,574,060
Standard Motor Products	50,860	2,453,995
Stoneridge [1]	7,500	148,575
Unique Fabricating	12,200	103,090

		6,122,558

Distributors - 0.6%
Fenix Parts [1,2]	440,800	295,336
Uni-Select	33,800	730,313
Weyco Group	54,300	1,541,034

		2,566,683

Diversified Consumer Services - 1.8%
American Public Education [1]	73,200	1,540,860
Collectors Universe [3]	108,200	2,593,554
Liberty Tax Cl. A	142,900	2,057,760
Universal Technical Institute [1]	270,000	936,900

		7,129,074

Hotels, Restaurants & Leisure - 1.3%
Century Casinos [1]	222,500	1,826,725
Del Taco Restaurants [1]	8,200	125,788
Lindblad Expeditions Holdings [1]	234,000	2,503,800
Lindblad Expeditions Holdings (Warrants) [1]	18,100	34,933
Red Lion Hotels [1]	90,000	778,500

		5,269,746

Household Durables - 3.4%
AV Homes [1]	82,000	1,406,300
Cavco Industries [1,3,4]	20,241	2,986,560
Ethan Allen Interiors [3]	18,100	586,440
Flexsteel Industries [3]	16,100	816,270
Lifetime Brands [3,4]	119,294	2,183,080
PICO Holdings [1,3,4]	142,000	2,371,400
Skyline Corporation [1]	63,700	770,133
Stanley Furniture	193,468	228,292
Universal Electronics [1]	6,100	386,740
ZAGG [1]	121,600	1,915,200

		13,650,415

Internet & Direct Marketing Retail - 0.6%
FTD Companies [1]	67,200	876,288
Gaia Cl. A [1,3,4]	125,000	1,500,000

		2,376,288

Leisure Products - 1.0%
American Outdoor Brands [1,3]	27,100	413,275
Clarus Corporation [1]	194,926	1,461,945
Nautilus [1]	118,500	2,002,650

		3,877,870

Media - 0.5%
Entravision Communications Cl. A	126,200	719,340
McClatchy Company (The) Cl. A [1]	69,313	512,223
New Media Investment Group	66,200	979,098

		2,210,661

Specialty Retail - 1.2%
AutoCanada	115,200	2,198,286
Barnes & Noble Education [1]	80,000	520,800
Destination Maternity [1]	212,000	354,040
Destination XL Group [1]	50,000	95,000
Haverty Furniture	30,000	784,500
Kirkland’s [1]	11,000	125,730
MarineMax [1]	7,600	125,780
Shoe Carnival [3]	21,028	470,607
Stage Stores [3]	15,000	27,600
TravelCenters of America LLC [1]	5,400	22,950

		4,725,293

Textiles, Apparel & Luxury Goods - 1.2%
Crown Crafts	112,159	729,034
Culp	32,900	1,077,475
J.G. Boswell Company [2]	2,490	1,705,650
YGM Trading	1,482,000	1,422,884

		4,935,043

Total		52,863,631

Consumer Staples – 2.7%
Beverages - 0.2%
Crimson Wine Group [1,2]	58,124	616,114

Food Products - 2.4%
Farmer Bros. [1,3,4]	62,600	2,056,410
John B. Sanfilippo & Son [3]	17,800	1,198,118
Landec Corporation [1,3]	75,610	979,149
Seneca Foods Cl. A [1]	73,087	2,521,502
Seneca Foods Cl. B [1]	40,400	1,397,840
SunOpta [1]	176,281	1,533,645

		9,686,664

Household Products - 0.1%
Central Garden & Pet [1]	12,000	466,080

Total		10,768,858

Energy – 5.6%
Energy Equipment & Services - 2.9%
Aspen Aerogels [1]	94,985	413,185
CARBO Ceramics [1,3,4]	70,000	604,100
CES Energy Solutions	25,000	126,428
Dawson Geophysical [1]	73,654	333,653
Era Group [1]	309,800	3,466,662
Geospace Technologies [1,3]	9,500	169,290
Independence Contract Drilling [1]	134,400	510,720
Matrix Service [1,3]	33,700	512,240
Newpark Resources [1]	11,200	112,000
North American Energy Partners	50,000	217,500
Pioneer Energy Services [1,3]	245,600	626,280
SEACOR Marine Holdings [1]	205,457	3,213,347
TerraVest Capital	84,000	623,394
Tesco Corporation [1,3]	58,000	316,100
Trican Well Service [1]	53,300	194,789

		11,439,688

Oil, Gas & Consumable Fuels - 2.7%
Ardmore Shipping [1]	182,700	1,507,275
Cross Timbers Royalty Trust	67,631	988,089
Dorchester Minerals L.P.	106,127	1,597,211
Dorian LPG [1]	50,000	341,000
Hugoton Royalty Trust	287,574	532,012
Panhandle Oil and Gas Cl. A	5,500	130,900
Permian Basin Royalty Trust	176,333	1,535,860
Sabine Royalty Trust	59,548	2,447,423
San Juan Basin Royalty Trust	143,407	1,124,311
StealthGas [1]	229,664	760,188

		10,964,269

Total		22,403,957

Financials – 11.8%
Banks - 2.3%
Bank of N.T. Butterfield & Son	43,810	1,605,198
Blue Hills Bancorp	50,000	960,000
Bryn Mawr Bank	25,000	1,095,000
Caribbean Investment Holdings [1]	735,647	115,828
Chemung Financial	31,000	1,460,100
Fauquier Bankshares	133,200	2,644,020
Live Oak Bancshares [3,4]	30,900	724,605
Midway Investments [1,5]	735,647	0
Peapack-Gladstone Financial	20,606	695,246

		9,299,997

Capital Markets - 7.9%
ASA Gold and Precious Metals	171,150	2,028,128
Canaccord Genuity Group	224,100	770,498
Diamond Hill Investment Group [3,4]	3,584	761,062
Dundee Corporation Cl. A [1]	413,200	1,059,699
EQT Holdings	43,150	599,089
Fiera Capital Cl. A	78,000	902,681
GAIN Capital Holdings	25,000	159,750
Gluskin Sheff + Associates	67,400	1,015,524
Hamilton Lane Cl. A [3]	32,300	867,255
INTL FCStone [1,3,4]	41,727	1,598,979
JZ Capital Partners	209,999	1,400,661
Manning & Napier Cl. A	136,600	539,570
Medley Management Cl. A	153,400	943,410
MVC Capital [3]	351,100	3,514,511
OHA Investment	154,620	191,729
Pzena Investment Management Cl. A	6,100	66,429
Queen City Investments [2]	948	1,303,500
Silvercrest Asset Management Group Cl. A	203,300	2,958,015
Sprott	1,414,533	2,392,037
U.S. Global Investors Cl. A	646,254	1,376,521
Urbana Corporation	237,600	609,353
Value Line	136,074	2,397,624
Virtu Financial Cl. A [3,4]	107,800	1,746,360
Warsaw Stock Exchange	52,900	646,572
Westaim Corporation [1]	20,000	47,766
Westwood Holdings Group [3]	12,400	834,148
ZAIS Group Holdings Cl. A [1,3,4]	262,960	959,804

		31,690,675

Consumer Finance - 0.5%
EZCORP Cl. A [1,3,4]	201,000	1,909,500
J.G. Wentworth Company Cl. A [1,2]	135,000	20,250

		1,929,750

Diversified Financial Services - 0.1%
Banca Finnat Euramerica	568,000	282,626
Waterloo Investment Holdings [1,5]	806,000	241,800

		524,426

Insurance - 1.0%
Hallmark Financial Services [1,3,4]	114,000	1,323,540
State Auto Financial	59,264	1,554,495
Trupanion [1,3,4]	52,300	1,381,243

		4,259,278

Total		47,704,126

Health Care – 14.2%
Biotechnology - 5.4%
Abeona Therapeutics [1,3,4]	227,221	3,874,118
Aquinox Pharmaceuticals [1,3,4]	145,397	2,063,183
ARCA biopharma [1]	234,847	258,332
BioCryst Pharmaceuticals [1]	144,000	754,560
Invitae Corporation [1]	156,412	1,465,580
Keryx Biopharmaceuticals [1]	117,725	835,848
Kindred Biosciences [1]	126,000	989,100
Knight Therapeutics [1]	187,000	1,296,374
Mirati Therapeutics [1]	251,100	2,937,870
Progenics Pharmaceuticals [1]	6,500	47,840
Sangamo Therapeutics [1]	175,650	2,634,750
Zafgen [1]	332,491	1,170,368
Zealand Pharma [1]	187,900	3,625,944

		21,953,867

Health Care Equipment & Supplies - 4.9%
Analogic Corporation	18,200	1,524,250
AtriCure [1,3]	15,000	335,550
Atrion Corporation [3]	6,169	4,145,568
CRH Medical [1]	133,000	346,424
Exactech [1,3,4]	105,600	3,479,520
Inogen [1]	5,400	513,540
Invacare Corporation [3]	44,300	697,725
LeMaitre Vascular	5,000	187,100
OraSure Technologies [1,3]	50,000	1,125,000
STRATEC Biomedical	14,000	837,589
Surmodics [1]	124,192	3,849,952
TearLab Corporation [1]	8,500	10,880
Utah Medical Products	34,000	2,500,700

		19,553,798

Health Care Providers & Services - 2.3%
Aceto Corporation	79,600	893,908
BioTelemetry [1]	47,700	1,574,100
Cross Country Healthcare [1]	150,800	2,145,884
National Research Cl. A	89,529	3,375,243
Psychemedics Corporation [3]	37,500	691,125
U.S. Physical Therapy	10,000	614,500

		9,294,760

Health Care Technology - 0.3%
Connecture [1]	20,000	13,400
Vocera Communications [1]	33,100	1,038,347

		1,051,747

Pharmaceuticals - 1.3%
Agile Therapeutics [1,3,4]	80,000	356,800
Alcobra [1]	745,055	752,505
Flex Pharma [1]	310,210	1,057,816
Lipocine [1]	294,242	1,168,141
Theravance Biopharma [1]	59,009	2,020,468

		5,355,730

Total		57,209,902

Industrials – 20.1%
Aerospace & Defense - 0.7%
Astronics Corporation [1]	5,060	150,535
CPI Aerostructures [1]	11,800	110,330
FLYHT Aerospace Solutions [1]	191,680	380,979
Innovative Solutions and Support [1]	142,828	519,894
Mercury Systems [1,3]	29,700	1,540,836
SIFCO Industries [1]	45,800	261,060

		2,963,634

Building Products - 1.2%
Burnham Holdings Cl. A [2]	117,000	1,755,000
DIRTT Environmental Solutions [1]	171,000	751,016
Insteel Industries	44,200	1,154,062
Patrick Industries [1]	11,500	967,150

		4,627,228

Commercial Services & Supplies - 2.2%
Atento [1]	142,501	1,653,011
CompX International Cl. A	102,844	1,568,371
Heritage-Crystal Clean [1,3]	230,477	5,012,875
Team [1,3,4]	57,500	767,625

		9,001,882

Construction & Engineering - 2.4%
Aecon Group	40,500	570,294
Ameresco Cl. A [1]	251,400	1,960,920
IES Holdings [1]	220,000	3,806,000
Layne Christensen [1,3,4]	50,000	627,500
Northwest Pipe [1,3,4]	61,600	1,171,632
NV5 Global [1,3,4]	27,400	1,497,410

		9,633,756

Electrical Equipment - 1.0%
Encore Wire [3]	4,100	183,578
LSI Industries	154,212	1,019,341
Orion Energy Systems [1]	170,000	190,400
Powell Industries	21,400	641,786
Power Solutions International [1,2,3,4]	21,100	179,772
Preformed Line Products	20,743	1,396,004
Revolution Lighting Technologies [1]	81,200	527,800

		4,138,681

Industrial Conglomerates - 0.8%
Raven Industries [3]	102,559	3,322,912

Machinery - 7.9%
Chart Industries [1]	1,100	43,153
CIRCOR International [3]	56,900	3,097,067
Eastern Company (The)	39,750	1,140,825
Exco Technologies	73,300	569,246
Foster (L.B.) Company [1,3,4]	95,300	2,168,075
FreightCar America	81,000	1,584,360
Global Brass and Copper Holdings	5,000	169,000
Graham Corporation [3]	75,150	1,565,375
Harsco Corporation [1]	4,400	91,960
Hurco Companies	36,866	1,533,626
Kadant	49,800	4,907,790
Kornit Digital [1]	37,000	566,100
Lindsay Corporation [3,4]	27,600	2,536,440
Luxfer Holdings ADR [3]	59,712	743,414
Lydall [1]	1,800	103,140
NN	45,300	1,313,700
Sun Hydraulics	74,000	3,996,000
Tennant Company	34,400	2,277,280
Titan International	212,200	2,153,830
Westport Fuel Systems [1]	377,900	1,235,733

		31,796,114

Marine - 1.0%
Clarkson	109,900	4,213,278

Professional Services - 1.3%
Acacia Research [1,3]	190,000	864,500
CBIZ [1]	47,000	763,750
Franklin Covey [1]	40,100	814,030
GP Strategies [1]	7,600	234,460
Heidrick & Struggles International	46,300	979,245
Kforce [3]	4,700	94,940
Resources Connection	11,200	155,680
RPX Corporation [1]	96,000	1,274,880

		5,181,485

Road & Rail - 0.7%
Marten Transport	5,500	113,025
Patriot Transportation Holding [1,3]	55,764	1,087,398
Universal Logistics Holdings [3]	77,600	1,586,920

		2,787,343

Trading Companies & Distributors - 0.9%
Central Steel & Wire [2]	788	338,840
EnviroStar [3,4]	64,400	1,780,660
Houston Wire & Cable [1]	249,918	1,312,069

		3,431,569

Total		81,097,882

Information Technology – 20.5%
Communications Equipment - 0.8%
ADTRAN [3]	23,300	559,200
CalAmp Corporation [1]	3,100	72,075
Clearfield [1]	61,300	833,680
EMCORE Corporation [1]	8,300	68,060
Harmonic [1]	147,000	448,350
Oclaro [1]	131,700	1,136,571
PCTEL	34,100	214,830

		3,332,766

Electronic Equipment, Instruments & Components - 6.0%
Airgain [1]	4,800	43,632
Bel Fuse Cl. A	67,705	1,800,953
ePlus [1]	3,000	277,350
Fabrinet [1]	2,200	81,532
FARO Technologies [1,3]	76,800	2,937,600
Firan Technology Group [1]	25,000	69,125
HollySys Automation Technologies	62,900	1,359,269
Inficon Holding	3,220	2,093,241
LRAD Corporation [1]	853,456	1,817,861
Mesa Laboratories [3]	32,900	4,912,628
Netlist [1]	63,600	46,746
Novanta [1]	37,600	1,639,360
Orbotech [1,3,4]	87,000	3,672,270
PC Connection	43,716	1,232,354
Perceptron [1]	8,500	67,065
Richardson Electronics	316,900	1,891,893
Rogers Corporation [1,3]	600	79,968
Vishay Precision Group [1]	10,000	244,000

		24,266,847

Internet Software & Services - 4.1%
Actua Corporation [1]	36,876	564,203
Care.com [1,3,4]	181,787	2,888,595
comScore [1,2]	64,195	1,829,557
IZEA [1,3,4]	85,870	609,677
MINDBODY Cl. A [1]	38,900	1,005,565
QuinStreet [1]	505,550	3,715,793
Reis	25,000	450,000
Solium Capital [1]	309,700	2,556,530
Stamps.com [1]	12,300	2,492,595
Support.com [1]	105,600	248,160

		16,360,675

IT Services - 0.5%
Computer Task Group [1,3]	150,838	808,492
Hackett Group (The)	27,700	420,763
Innodata [1]	437,275	655,912
Virtusa Corporation [1]	8,100	306,018

		2,191,185

Semiconductors & Semiconductor Equipment - 5.6%
Amtech Systems [1,3,4]	147,984	1,772,848
Brooks Automation	91,500	2,777,940
CyberOptics Corporation [1]	43,000	698,750
FormFactor [1]	22,869	385,343
Intermolecular [1]	240,000	244,800
IXYS Corporation [1]	18,800	445,560
Kopin Corporation [1]	242,200	1,009,974
Kulicke & Soffa Industries [1]	88,000	1,898,160
MoSys [1]	68,427	65,286
Nanometrics [1]	64,600	1,860,480
NeoPhotonics Corporation [1]	51,300	285,228
Nova Measuring Instruments [1]	76,000	2,136,360
PDF Solutions [1]	97,000	1,502,530
Photronics [1]	223,500	1,977,975
Rudolph Technologies [1]	2,100	55,230
Sigma Designs [1]	249,000	1,568,700
Silicon Motion Technology ADR	34,100	1,637,823
Ultra Clean Holdings [1,3]	49,900	1,527,938
Veeco Instruments [1,3]	17,500	374,500
Xcerra Corporation [1]	11,300	111,305

		22,336,730

Software - 2.5%
Agilysys [1]	170,587	2,038,515
American Software Cl. A	120,352	1,367,199
BSQUARE Corporation [1]	83,675	435,110
Computer Modelling Group	337,700	2,479,128
Model N [1]	73,193	1,094,235
Monotype Imaging Holdings	15,000	288,750
PSI Software	34,000	691,175
RealNetworks [1]	130,171	624,821
Rubicon Project [1]	75,000	291,750
SeaChange International [1]	284,200	778,708
Varonis Systems [1]	2,600	108,940

		10,198,331

Technology Hardware, Storage & Peripherals - 1.0%
Intevac [1]	293,400	2,479,230
Kortek	135,007	1,597,193

		4,076,423

Total		82,762,957

Materials – 6.1%
Chemicals - 2.0%
Balchem Corporation	11,775	957,190
FutureFuel Corporation	85,262	1,342,024
LSB Industries [1]	135,800	1,078,252
Quaker Chemical [3]	24,400	3,609,980
Trecora Resources [1]	89,600	1,191,680

		8,179,126

Construction Materials - 0.9%
Ash Grove Cement [2]	4,465	2,268,220
Monarch Cement [2]	16,303	1,067,846
U.S. Concrete [1]	3,400	259,420

		3,595,486

Containers & Packaging - 0.2%
UFP Technologies [1]	36,445	1,024,105

Metals & Mining - 3.0%
Alamos Gold Cl. A	186,044	1,256,943
Ampco-Pittsburgh	79,002	1,374,635
Comstock Mining [1]	1,875,000	292,500
Haynes International [3]	26,100	937,251
Imdex [1]	400,666	282,854
MAG Silver [1]	74,050	831,582
Major Drilling Group International [1]	850,357	4,770,586
Olympic Steel	35,000	770,000
Pretium Resources [1]	80,000	740,533
Universal Stainless & Alloy Products [1]	15,300	319,005
Victoria Gold [1]	890,000	335,243

		11,911,132

Total		24,709,849

Real Estate – 4.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
BRT Apartments	230,331	2,469,148

Real Estate Management & Development - 3.5%
Altus Group	87,000	2,215,179
FRP Holdings [1,3,4]	76,500	3,461,625
Griffin Industrial Realty	43,384	1,577,009
Hopefluent Group Holdings	1,400,000	715,091
Marcus & Millichap [1,3,4]	49,567	1,337,813
RMR Group Cl. A	34,900	1,792,115
Tejon Ranch [1,3]	129,162	2,725,318

		13,824,150

Total		16,293,298

Telecommunication Services – 0.2%
Diversified Telecommunication Services - 0.2%
ORBCOMM [1]	67,100	702,537

Total		702,537

Utilities – 0.4%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	316,730

Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power	45,000	197,996

Water Utilities - 0.2%
Global Water Resources	106,000	998,520

Total		1,513,246

Miscellaneous[6] – 3.9%
Total		15,607,236

TOTAL COMMON STOCKS
(Cost $335,276,902)		413,637,479

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.12% dated 9/29/17, due 10/2/17,
maturity value $32,651,327 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 5/15/25, valued at
$33,305,539)
(Cost $32,651,000)		32,651,000

TOTAL INVESTMENTS – 110.8%
(Cost $367,927,902)		446,288,479

LIABILITIES LESS CASH
AND OTHER ASSETS – (10.8)%		(43,391,118)

NET ASSETS – 100.0%		$402,897,361

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2017. Total market value of pledged securities at September 30, 2017, was $83,116,756.
[4]	At September 30, 2017, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $39,074,097.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	Includes securities first acquired in 2017 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $369,508,185. At September 30, 2017, net unrealized appreciation for all securities was $76,780,294, consisting of aggregate gross unrealized appreciation of $125,700,762 and aggregate gross unrealized depreciation of $48,920,468. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$402,015,593	$11,380,086	$241,800	$413,637,479
Cash Equivalents	–	32,651,000	–	32,651,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2017, securities valued at $2,304,666 were transferred from Level 1 to Level 2 and securities valued at $20,298,987 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and
			Unrealized
	Balance as of 12/31/16	Sales	Gain (Loss)	Balance as of 9/30/17

Common Stocks	$241,862	$102	$40	$241,800

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	9/30/17	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input[1]

Common Stocks	$241,800	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2017, the Fund has outstanding borrowings of $45,000,000. During the period ended September 30, 2017, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 20, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 20, 2017